Note Transfers of financial assets and servicing rights (Fair value of purchased and originated MSRs, their related valuation assumptions and sensitivity) (Detail) - Residential Mortgage - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Originated MSRs
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of servicing rights	$ 73,951	$ 88,056
Weighted average life	7 years 2 months	7 years 10 months
Weighted average prepayment speed (annual rate)	5.10%	4.60%
Impact on fair value of 10% adverse change	$ (1,503)	$ (1,668)
Impact on fair value of 20% adverse change	$ (2,976)	$ (3,590)
Weighted average discount rate (annual rate)	11.50%	11.50%
Impact on fair value of 10% adverse change	$ (3,091)	$ (3,851)
Impact on fair value of 20% adverse change	(5,971)	(7,699)
Purchased MSRs
Sensitivity Analysis of Fair Value of Interests Continued to be Held by Transferor, Servicing Assets or Liabilities, Impact of Adverse Change in Assumption [Line Items]
Fair value of servicing rights	$ 94,080	$ 108,833
Weighted average life	6 years 6 months	6 years 11 months
Weighted average prepayment speed (annual rate)	5.70%	4.80%
Impact on fair value of 10% adverse change	$ (2,070)	$ (2,051)
Impact on fair value of 20% adverse change	$ (3,999)	$ (4,400)
Weighted average discount rate (annual rate)	11.00%	11.00%
Impact on fair value of 10% adverse change	$ (3,785)	$ (4,369)
Impact on fair value of 20% adverse change	$ (7,235)	$ (8,778)